Share Capital (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital [Abstract]
Schedule of Shares Issued and Outstanding	Shares issued and outstanding
	Number of shares	Capital
Balance, December 31, 2022	43,289	$49,434,692
Fair value of RSUs issued at $147.20 per share	5,263	774,736
Fair value of RSUs issued at $88.80 per share	2,016	179,037
Fair value of RSUs issued at $48.96 per share	1,759	86,137
Cancelled shares	(257)	(200,014)
Issuance of shares upon conversion of note	7,277	314,384
Issuance of shares pursuant to the first option payment to acquire a certain land property (note 9)	10,998	431,149
Balance, December 31, 2023	70,345	51,020,121
Issuance of shares from private placement	243,053	1,396,702
Issuance of shares upon exercise of prefunded warrants	1,694,086	11,528,116
Cancelled shares	(148,437)	(1,445,188)
Share issuance costs	—	(728,056)
Fair value of RSUs redeemed at $8.22 per share	188,285	1,547,703
Balance, December 31, 2024	2,047,332	$63,319,398

Schedule of Outstanding RSUs

A summary of the Company’s outstanding RSUs as at December 31, 2024 are as follows:

Number of RSUs
Balance, December 31, 2022	4,970
Granted	14,988
Exercised	(9,039)
Forfeited/Cancelled	(10,919)
Balance, December 31, 2023	—
Granted	188,285
Exercised	(188,285)
Balance, December 31, 2024	—